Accounting Policies - Project development expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Project development expenses	$ 16,964	$ 6,383
Administrative expenses	$ 38,867	27,188
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Project development expenses		0
Administrative expenses		33,571
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Project development expenses		6,383
Administrative expenses		$ (6,383)